Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 26,184,078	$ 23,705,107
Non-capital losses - Canada [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,322,369	1,934,799
Tax losses - United States [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	22,359,419	20,420,145
Equipment tax pools [Member]
Statement [Line Items]
Unused tax credits for which no deferred tax asset recognised	1,178,241	1,102,969
Share issuance costs [Member]
Statement [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 324,049	$ 247,194